Income taxes - Disclosure of components of deferred income tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Stream interests	$ 0	$ 26,753
Non-capital losses	35,200	14,375
Deferred and restricted share units	4,278	3,644
Share and debt issue expenses	1,963	2,720
Other	5	0
Deferred tax assets	41,446	47,492
Deferred tax liabilities:
Royalty interests	(130,624)	(133,120)
Stream interests	(5,341)	0
Investments	(1,760)	(706)
Other	0	(238)
Deferred tax liabilities	(137,725)	(134,064)
Deferred tax liability, net	$ (96,279)	$ (86,572)	$ (68,407)